Financial Instruments - Summary of Financial Assets And Liabilities (Detail) $ in Thousands, $ in Thousands	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 MXN ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Cash	$ 2,105		$ 2,549	$ 2,321	$ 5,558
Currency risk [member] | Cash [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Cash	293	$ 11,325
Currency risk [member] | Other Working Capital [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Other working capital amounts – net	(119)	$ 6,066
Currency risk [member] | Long Term Financial Liabilities [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Long-term liabilities	$ (3,196)